Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2018
Commitments and Contingencies Disclosure [Abstract]
Estimates of Future Commitments
Detailed below are estimates of future commitments under these arrangements:

	Year 1	Year 2	Year 3	Year 4	Year 5	Thereafter	Total
Power purchase (i)	$59,258	$10,789	$11,004	$11,225	$11,452	$197,029	$300,757
Gas supply and service agreements (ii)	69,760	50,956	31,989	21,171	16,327	38,768	228,971
Service agreements	36,589	39,845	39,920	37,739	38,173	326,294	518,560
Capital projects	42,865	783	587	—	—	—	44,235
Operating leases	7,907	7,171	6,944	6,957	6,791	182,277	218,047
Total	$216,379	$109,544	$90,444	$77,092	$72,743	$744,368	$1,310,570

(i)
Power purchase: APUC’s electric distribution facilities have commitments to purchase physical quantities of power for load serving requirements. The commitment amounts included in the table above are based on market prices as of June 30, 2018. However, the effects of purchased power unit cost adjustments are mitigated through a purchased power rate-adjustment mechanism.

(ii)
Gas supply and service agreements: APUC’s gas distribution facilities and thermal generation facilities have commitments to purchase physical quantities of natural gas under contracts for purposes of load serving requirements and of generating power.